Financial Obligations (Tables)	12 Months Ended
Dec. 31, 2025
Financial Obligations [Abstract]
Schedule of Financial Obligations	(a)This caption is made up as follows:
	Currency	Nominal interest rate	Maturity	2025	2024
				S/(000)	S/(000)

Short -term promissory notes
Banco GNB Perú	S/	5.00%	January 8, 2026	19,000	-
Interbank	S/	5.07%	January 8, 2026	57,000	-
Interbank	S/	4.92%	February 15, 2026	38,000	-
Scotiabank	S/	4.70%	March 5, 2026	37,200	-
Banco de Crédito del Perú	S/	4.82%	May 22, 2026	36,000	-
Banco de Crédito del Perú	S/	4.72%	November 12, 2026	38,000	-
BBVA Perú	S/	4.64%	November 24, 2026	38,000	-
Banco de Crédito del Perú	S/	4.58%	November 26, 2026	38,000	-
Banco de Crédito del Perú	S/	4.53%	November 30, 2026	76,000	-
Banco de Crédito del Perú	S/	6.51%	January 13, 2025	-	38,000
Banco de Crédito del Perú	S/	6.51%	January 16, 2025	-	38,000
Banco de Crédito del Perú	S/	6.35%	February 21, 2025	-	38,000
Scotiabank	S/	5.94%	March 10, 2025	-	37,200
Banco GNB Perú	S/	4.88%	November 17, 2025	-	38,000
Banco de Crédito del Perú	S/	4.85%	November 24, 2025	-	38,000
Banco de Crédito del Perú	S/	4.85%	December 5, 2025	-	76,000
				377,200	303,200

Senior Notes (b)
Principal, net of issuance costs	S/	6.69%	February 1, 2029	259,810	259,748
Principal, net of issuance costs	S/	6.84%	February 1, 2034	309,604	309,555
				569,414	569,303

Short and long-term Corporate Loan under “Club deal” (c)
Banco de Crédito del Perú	S/	5.82%	December 1,2028	232,771	310,344
Scotiabank	S/	5.82%	December 1,2028	232,770	310,344
				465,541	620,688
				1,412,155	1,493,191
Maturity
Current				532,346	458,346
Non-current				879,809	1,034,845
				1,412,155	1,493,191
(b)	Senior Notes-

(b.1)	Senior Notes

On January 31, 2019, senior notes were issued in soles for S/260,000,000 at a rate of 6.688 percent per year and maturity of 10 years and; 15 years bonds for S/310,000,000 at a rate of 6.844 percent per year.

The Senior Notes in soles issued in 2019 are guaranteed by the following Company’s subsidiaries: Cementos Selva S.A.C., Distribuidora Norte Pacasmayo S.R.L., Empresa de Transmisión Guadalupe S.A.C. and Dinoselva Iquitos S.A.C.

(b.2)	Financial covenants

The corporate bond contracts have the following covenants to limiting the incurring of indebtedness for the Company and its collateral subsidiaries, which are measured prior to the following transactions: issuance of debt or equity instruments, merger with another company or disposition or rental of significant assets. The covenants are the following:

-	A fixed charge covenant ratio of at least 2.5 to 1.

-	A consolidated debt-to-EBITDA ratio of no greater than 3.5 to 1.

As of December 31, 2025 and 2024, these covenants have not been activated because no situation has occurred that requires their measurement, as indicated in the previous paragraph.

For the years ended December 31, 2025, 2024 and 2023, senior notes generated interest that have been recognized in the consolidated statement of profit or loss for S/38,603,000, S/38,603,000 and S/38,690,000, respectively, see note 22.

(c)	Medium-term Corporate Loan under “Club Deal” modality:

On August 6, 2021, the Company established the conditions of a medium-term corporate loan under “Club Deal” modality with Banco de Crédito del Perú S.A. and Scotiabank Perú S.A.A. The loan amounts to S/860,000,000 that allowed the payment of all the financial obligations that the Company maintains with a maturity until February 2023. The loan conditions include a grace/availability period of 18 months from August 6 and a payment term of 7 years from the last disbursement, which was in February 2023. Since that date, the loan will be paid in 22 equal quarterly installments and has an annual interest rate of 5.82 percent.

As part of the loan conditions, the Company assumed the following obligations:

I.	Comply with the following financial covenants:

a.	Debt Ratio (Financial Debt / EBITDA) <= 3.50x

b.	Debt Service Coverage Ratio (CFDS / DS) >= 1.15x

c.	Debt Service Coverage Ratio (EBITDA / DS) >= 1.50x

These financial safeguards are calculated and verified at the end of each calendar quarter, considering the information of the consolidated financial statements of the Company for the last 12 months, prepared in accordance with IFRS.

As of December 31, 2025 and 2024, the Company complies with the ratios contained in the conditions of the Club Deal and corporate bonds and have certain do’s and don’ts obligations that have been complying with to date.